Income taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax benefit	$ 0	$ 300	$ 100	$ 1,000	$ 400
Tax receivable					400	$ 400
Deferred tax liability					$ 900	1,000
Operating loss carryforward						$ 9,700